CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (1,914)	$ (1,175)
Other comprehensive income (loss):
Foreign currency translation adjustment	(32)	13
Net change in accumulated comprehensive loss	(32)	13
Comprehensive loss	$ (1,946)	$ (1,162)